MASTERWORKS FUNDS INC.

                              Asset Allocation Fund
                                 Bond Index Fund
                                Growth Stock Fund
                               S&P 500 Stock Fund
                          Short-Intermediate Term Fund
                          U.S. Treasury Allocation Fund

                         Supplement dated June 10, 1997
                        to Prospectus dated June 28, 1996
                 as previously supplemented on October 21, 1996


     Insert the following paragraph at the end of the section entitled "HOW TO BUY SHARES":

In-Kind Purchases

     Payment for shares of a Fund may, at the discretion of BGFA as investment adviser, be made in the form of securities that are permissible investments for such Fund. Shares purchased in exchange for securities can not be redeemed until the exchange transaction has settled.